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                         AMERICAN ODYSSEY FUNDS, INC.
                               TWO TOWER CENTER
                       EAST BRUNSWICK, NEW JERSEY 08816

                                (732) 514-2000
                             FAX: (732) 514-2116


                                                                 May 4, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:  American Odyssey Funds, Inc.
             Reg. No. 33-57536


Ladies and Gentlemen:

        American Odyssey Funds, Inc. (the "Fund") hereby certifies:

        (1) that the text of the Fund's most recent post-effective amendment has been filed electronically; and (2) that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment. This certification is made pursuant to Rule 497(j) in lieu of a filing under Rule 497(c).


                                          Respectfully submitted,



                                          /s/ Paul S. Feinberg
                                              Paul S. Feinberg
                                              Senior Vice President and
                                                Secretary